UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08943

Name of Fund:	Classic Valuation Fund
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 10/31/2006
Date of reporting period: 1/31/2006

Item 1 — Schedule of Investments
Portfolio of Investments

Legg Mason Classic Valuation Fund

January 31, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 98.5%
Consumer Discretionary — 20.0%
Automobiles — 4.2%
Toyota Motor Corporation – ADR	39	$3,993

Hotels, Restaurants and Leisure — 2.4%
McDonald’s Corporation	65	2,266

Household Durables — 1.7%
Koninklijke (Royal) Philips Electronics N.V. – ADR	47	1,569

Media — 5.6%
Comcast Corporation – Class A	135	3,760	A
The Walt Disney Company	59	1,498

		5,258

Specialty Retail — 6.1%
AutoZone, Inc.	13	1,270	A
RadioShack Corporation	63	1,403
The Home Depot, Inc.	40	1,606
Tiffany & Co.	39	1,474

		5,753

Consumer Staples — 7.2%
Food and Staples Retailing — 4.0%
The Kroger Co.	110	2,022	A
Wal-Mart Stores, Inc.	38	1,757

		3,779

Food Products — 3.2%
Del Monte Foods Company	282	3,015

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Energy — 11.2%
Energy Equipment and Services — 9.8%
Tidewater Inc.	89	$5,182
Transocean Inc.	50	4,033	A

		9,215

Oil, Gas and Consumable Fuels — 1.4%
ConocoPhillips	20	1,264

Financials — 25.8%
Capital Markets — 9.2%
Merrill Lynch & Co., Inc.	34	2,545
Morgan Stanley	50	3,085
The Goldman Sachs Group, Inc.	22	3,065

		8,695

Commercial Banks — 1.7%
Bank of America Corporation	20	872
Wachovia Corporation	13	707

		1,579

Diversified Financial Services — 3.2%
Citigroup Inc.	65	3,023

Insurance — 10.4%
Allianz AG – ADR	114	1,841
American International Group, Inc.	25	1,636
Aon Corporation	37	1,263
Axis Capital Holdings Limited	63	1,896
Conseco, Inc.	80	1,942	A
Marsh & McLennan Companies, Inc.	39	1,191

		9,769

Thrifts and Mortgage Finance — 1.3%
Countrywide Financial Corporation	37	1,244

	Shares/Par	Value

Health Care — 8.4%
Health Care Equipment and Supplies — 1.8%
Boston Scientific Corporation	78	$1,695	A

Health Care Providers and Services — 1.1%
Tenet Healthcare Corporation	141	1,026	A

Pharmaceuticals — 5.5%
Bristol-Myers Squibb Company	81	1,844
Merck & Co., Inc.	52	1,783
Pfizer Inc.	62	1,579

		5,206

Information Technology — 16.4%
Communications Equipment — 2.4%
Nokia Oyj – ADR	107	1,961
Nortel Networks Corporation	104	311	A

		2,272

Computers and Peripherals — 8.7%
Hewlett-Packard Company	45	1,416
International Business Machines Corporation	44	3,585
Lexmark International, Inc.	14	680	A
Seagate Technology	96	2,493

		8,174

IT Services — 4.2%
Sabre Holdings Corporation	162	3,964

Semiconductors and Semiconductor Equipment — 1.1%
Intel Corporation	49	1,045

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Materials — 5.5%
Chemicals — 2.1%
E. I. du Pont de Nemours and Company	33	$1,308
The Dow Chemical Company	16	689

		1,997

Metals and Mining — 3.4%
Alcoa Inc.	53	1,663
Arch Coal, Inc.	17	1,483

		3,146

Utilities — 4.0%
Electric Utilities — 1.6%
Reliant Energy, Inc.	148	1,499	A

Multi-Utilities — 2.4%
Dynegy Inc.	128	706	A
The Williams Companies, Inc.	65	1,547

		2,253

Total Common Stock and Equity Interests (Identified Cost — $77,752)		92,699

Repurchase Agreements — 1.5%
Bank of America 4.42% dated 1/31/06, to be repurchased at $712 on 2/1/06 (Collateral: $710 Freddie Mac notes, 5.125% due 10/15/08, value $727)	$712	$712

	Shares/Par	Value

Repurchase Agreements — Continued
J.P. Morgan Chase & Co. 4.42% dated 1/31/06, to be repurchased at $711 on 2/1/06 (Collateral: $730 Freddie Mac notes, 4.2% due 12/28/07, value $726)	$711	$711

Total Repurchase Agreements (Identified Cost — $1,423)		1,423

Total Investments — 100.0% (Identified Cost — $79,175)		94,122
Other Assets Less Liabilities — N.M.		(33)

Net assets — 100.0%		$94,089

Net asset value per share:

Primary Class		$14.35

Institutional Class		$15.02

A	Non-income producing.

N.M.—Not meaningful.

Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
     The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value are determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
     Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant on
Form N-Q is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosures.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
     Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Classic Valuation Fund
By:	/s/ Mark R. Fetting

Mark R. Fetting
President, Classic Valuation Fund
Date: March 21, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting

Mark R. Fetting
President, Classic Valuation Fund
Date: March 21, 2006

By:	/s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Chief Financial Officer, Classic Valuation
Date: March 24, 2006